Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of the option activity
	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $

Outstanding, January 1, 2021	717,717	3.76	11.22

Granted	752,185	2.76	12.29
Exercised	(158,125)	3.79		15,969
Forfeited	(5,602)	2.92
Outstanding, June 30, 2021	1,306,175	3.18	11.50	423,411
Exercisable, June 30, 2021	298,803	4.35	10.40	48,779

Outstanding, January 1, 2020	218,222	12.91	11.51

Granted	685,569	3.02	12.02
Exercised	(2,274)	12.91	-	-
Forfeited	(2,150)	8.79	-
Outstanding, June 30, 2020	899,367	5.38	11.60	-
Exercisable, June 30, 2020	106,852	12.91	10.51	-

Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model
	Granted in 2021	Granted in 2020
Expected volatility	97.70%	88.44%-96.55%
Risk-free interest rate	1.64%	0.59%-0.69%
Expected term from grant date (in years)	5.62-6.41	5.25-7.29
Dividend rate	-	-
Dilution factor	1	0.9909-1
Fair value	$2.51-$2.60	$1.55-$2.66